SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)			3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 02, 2021 USD ($)	Sep. 30, 2019 USD ($) a	Jun. 30, 2023 USD ($) a shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) a shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) a shares	Dec. 31, 2021 USD ($) a shares	Jan. 01, 2023 USD ($)	Dec. 01, 2022 shares	Oct. 14, 2021 shares	May 31, 2021 a	Aug. 26, 2020 shares	Feb. 11, 2019 shares
Property, plant and equipment, useful life			20 years		20 years		20 years
Revenue from contract with customer | $	$ 496,800		$ 485,580	$ 16,973	$ 726,512	$ 33,946		$ 522,696
Advertising costs | $			$ 28,175	$ 772,405	$ 288,259	$ 802,683	$ 1,085,300	$ 1,782,000
Reserved common shares							150,000,000
Common stock option outstanding			61,943,897		61,943,897		43,499,423	31,849,327
Common stock share authorized			150,000,000		150,000,000		150,000,000	150,000,000			75,000,000
Common stock option issued			64,943,897		64,943,897		43,499,423	31,849,327
Area of land | a			20		20		20	20				1,100
Allowance for doubtful accounts | $							$ 0	$ 0
Deed Agreement [Member] | Emerald Grove Property [Member]
Area of land | a		20
Total purchase price | $		$ 630,000
Paid upon execution value | $		$ 63,000
2019 Equity Incentive Plan [Member]
Reserved common shares														3,000,000
Common stock option outstanding			2,150,000		2,150,000		2,150,000
Common stock option issued			2,150,000		2,150,000		2,150,000
2019 Equity Incentive Plan [Member] | Options Held [Member]
Common stock option outstanding														2,150,000
2020 Equity Incentive Plan [Member]
Reserved common shares			3,000,000		3,000,000		3,000,000
Common stock option outstanding			1,700,000		1,700,000		1,700,000
Common stock share authorized													3,000,000
Common stock option issued			1,700,000		1,700,000		1,700,000
2020 Equity Incentive Plan [Member] | Options Held [Member]
Common stock option outstanding													1,700,000
2022 Equity Incentive Plan [Member]
Reserved common shares										5,000,000
Common stock option outstanding			2,150,000		2,150,000
Common stock option issued			2,150,000		2,150,000
2022 Equity Incentive Plan [Member] | Options Held [Member]
Common stock option outstanding			2,150,000		2,150,000
Common stock option issued			2,150,000		2,150,000
Rancho Costa Verde Development, LLC [Member]
Contractual consideration | $									$ 13,500,000